Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other receivables from advertisers		¥ 1,208,698	$ 165,591	¥ 878,754
Advances to suppliers		147,480	20,205	139,772
Prepaid expenses		24,463	3,351	26,144
Inventories	[1]	59,245	8,117	40,573
Receivable from third-party payment platform		47,298	6,480	29,573
Convertible loans		10,465	1,434	10,465
Others		92,109	12,617	68,975
Impairment allowance for prepayments and inventories		(109,230)	(14,964)	(108,003)
Allowance for credit losses		(114,767)	(15,723)	(113,126)
Total		¥ 1,365,761	$ 187,108	¥ 973,127

[1]	Inventories consist of materials, work in progress and finished goods, as of December 31, 2023 and 2024, inventories net of impairment reserve were RMB28,042 and RMB46,728 (US$6,402). For the years ended December 31, 2022, 2023 and 2024, the group recorded impairment reserve of nil, RMB2,627 and RMB1,224 (US$168) , respectively.